VARIABLE INTEREST ENTITY ('VIE')	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITY ('VIE')
3.	VARIABLE INTEREST ENTITY (“VIE”)

On November 13, 2018, Blue Hat WFOE entered into Contractual Arrangements with Blue Hat Fujian. The significant terms of these Contractual Arrangements are summarized in “Note 1 - Nature of business and organization” above. As a result, the Company classifies Blue Hat Fujian as a VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Blue Hat WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Blue Hat Fujian because it has both of the following characteristics:

The power to direct activities at Blue Hat Fujian that most significantly impact such entity’s economic performance, and

The right to receive benefits from Blue Hat Fujian that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Blue Hat Fujian pays service fees equal to all of its net income to Blue Hat WFOE. The Contractual Arrangements are designed so that Blue Hat Fujian operates for the benefit of Blue Hat WFOE and ultimately, the Company.

Accordingly, the account of Blue Hat Fujian is consolidated in the accompanying financial statements. In addition, its financial positions and results of operations are included in the Company’s consolidated financial statements. The carrying amount of the VIE’s consolidated assets and liabilities are as follows:

	December 31,	December 31,
	2020	2019
Current assets	$48,484,286	$37,040,733
Property and equipment, net	115,500	162,374
Other non-current assets	20,621,925	13,773,550
Total assets	69,221,711	50,976,657

Total liabilities	(12,728,123)	(12,494,955)

Net assets	$56,493,588	$38,481,702

	December 31,	December 31,
	2020	2019
Current liabilities:
Short-term loans - banks	$2,130,301	$5,819,787
Current maturities of long-term loans – third party	14,117	77,493
Accounts payable	935,588	293,985
Other payables and accrued liabilities	1,580,787	2,058,626
Other payables – related party	22,529	21,072
Operating lease liability - current	300,468	313,460
Customer deposits	941,877	-
Taxes payable	6,802,454	3,525,153
Total current liabilities	12,728,123	12,109,576
Operating lease liabilities	-	372,051
Long-term loans – third party	-	13,328
Total liabilities	$12,728,123	$12,494,955

The summarized operating results of the VIE’s are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2019	2018
Revenues	$30,191,069	$23,834,129	$18,531,178
Gross profit	$13,984,246	$16,302,329	$12,422,502
Income from operations	$10,874,269	$11,153,956	$8,317,465
Net income	$9,831,118	$10,747,395	$7,919,408
Non-controlling interest	$1,242,324	-	-
Net income attributable to VIE’s	$8,588,794	$10,747,395	$7,919,408